Statements of Net Assets Available for Benefits - 401(k) Profit Sharing Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 26,023,310	$ 25,388,932
Notes receivable from participants	348,582	363,497
Net assets available for benefits	$ 26,371,892	$ 25,752,429